Property and Equipment, Net - Schedule of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 88,672		¥ 58,332
Less: accumulated depreciation	(43,036)		(33,781)
Net book value	45,636	$ 6,994	24,551
Servers and computers [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	73,090		53,428
Furniture, fixtures and office equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	4,463		3,259
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 11,119		¥ 1,645